Summary of Sensitivity Analysis of Level 3 Financial Assets and Liabilities (Details) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilities [Line Items]
Decrease in fair value	$ 338	$ 162
Increase in fair value	86	81
Trading Loans Securities And Other [member] | Securities [Member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilities [Line Items]
Decrease in fair value	10
Increase in fair value	2
Non Trading Financial Assets At Fair Value Through Profit And Loss [Member] | Securities [Member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilities [Line Items]
Decrease in fair value	133	115
Increase in fair value	49	42
Financial assets at fair value through other comprehensive income [member] | Equity securities [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilities [Line Items]
Decrease in fair value	163	22
Increase in fair value	13	8
Trading deposits [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilities [Line Items]
Decrease in fair value, liabilities		1
Increase in fair value, liabilities		1
Derivatives [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilities [Line Items]
Decrease in fair value, liabilities	27	17
Increase in fair value, liabilities	17	23
Derivatives [member] | Interest Rate Contracts [Member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilities [Line Items]
Decrease in fair value, liabilities	25	15
Increase in fair value, liabilities	16	21
Derivatives [member] | Equity Contracts [Member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilities [Line Items]
Decrease in fair value, liabilities	2	2
Increase in fair value, liabilities	1	2
Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilities [Line Items]
Decrease in fair value, liabilities	5	7
Increase in fair value, liabilities	$ 5	$ 7